September 8, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Post-Effective Amendment No. 139 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

To the Commission:

Filed herewith is post-effective amendment no. 139 (“Amendment No. 139”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”).

Amendment No. 139 reflects changes in response to comments of the Commission staff (“Staff”) on post-effective amendment No. 138 (“Amendment No. 138”) to Great-West Funds’ registration statement, filed pursuant to Rule 485(a)(1) under the 1933 Act on June 24, 2015. Amendment No. 138 was filed to register the shares of a new series of Great-West Funds, the Great-West Multi-Manager Small Cap Growth Fund (the “Fund”).

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on Amendment No. 138, communicated by telephone on July 9, 2015 and September 1, 2015 by Mr. Keith Gregory of the Commission’s Division of Investment Management Disclosure Review Office, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the prospectus.

Comment No. 1

Include the “Tandy” representations when filing the correspondence.

Response

Comment complied with by including the “Tandy” representations herewith.

Comment No. 2

Update all series and class information and add appropriate tickers to Edgar.

Response

Comment complied with by updating all series and class information and adding appropriate tickers to Edgar.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Comment No. 3

Fill in all blank values and missing information in the prospectus.

Response

Comment complied with by filling in all blank values and missing information within Amendment No. 139, including the prospectus, SAI and Part C.

Comment No. 4

Under the heading “Fees and Expenses of the Fund” replace “expenses” with “fees and expenses” in the second sentence and make conforming changes throughout the prospectus.

Response

Comment complied with by replacing “expenses” with “fees and expenses” in the second sentence under the heading “Fees and Expenses of the Fund as well as throughout the prospectus where appropriate. In instances where Form N1-A and Comment No. 4 conflict, Form N1-A instructions were followed.

Comment No. 5

In a footnote to the Annual Fund Operating Expenses table on page 3 of the prospectus, disclose that other expenses are estimated for the current fiscal year per Item 3, Instruction 6(a) on Form N1-A.

Response

Comment complied with by including the following footnote to the “Annual Fund Operating Expenses” table: “Other Expenses” are based on estimated amounts for the current fiscal year.

Comment No. 6

Under the heading “Principal Investment Strategies” disclose that the Fund may invest in micro-cap securities.

Response

Comment complied with by adding the following language under the “Principal Investment Strategies” heading: “The Fund may also invest in micro-capitalization companies.”

Comment No. 7

Under the heading “Principal Investment Risks” consider including sector / industry risk since the Fund’s index is 24% in technology, 24% in healthcare, and 16% in consumer cyclical and industrial sectors.

Response

Please note that the Fund is actively managed and does not track the Fund’s index. Therefore, even though the Fund’s index may have sector / industry risk, this risk is not applicable to the Fund.

Comment No. 8

Under the heading “Principal Investment Strategies” there is disclosure regarding the ability to invest in foreign and emerging market securities. If such investments are significant, disclose the percentage of assets that may be invested in foreign securities, including emerging markets.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Response

Please note that the sub-advisers of the Fund retain the right to invest in foreign and emerging markets securities. However, it is anticipated that the Fund will not invest significantly in foreign and emerging markets securities. Accordingly, the disclosure has not been revised.

Comment No. 9

Under the heading “Principal Investment Strategies” briefly describe each sub-adviser’s investment strategy.

Response

Comment complied with by describing, under the heading “Principal Investment Strategies,” each sub-adviser’s investment strategy as follows: “Specifically, Peregrine seeks long-term capital appreciation by investing in small-capitalization companies that are similar in size to issuers included in the Russell 2000® Index; Putnam seeks long-term capital appreciation by investing mainly in common stocks of small U.S. companies that are similar in size to issuers included in the Russell 2000® Growth Index, with a focus on growth stocks; and Lord Abbett seeks long-term capital appreciation by investing principally in equity securities of micro-capitalization companies that, at the time of purchase, are similar in size to companies in the Russell Microcap® Index or have a market capitalization that is under $1 billion.”

Comment No. 10

Under the heading “Principal Investment Strategies” consider disclosing when a sub-adviser will sell a portfolio security, including whether changes in a security’s market capitalization is a determinative factor.

Response

Please note that such recommended disclosure is not required by Item 4 of Form N1-A. Rather, this disclosure is required by Item 9 of Form N1-A. Accordingly, the disclosure was not included under the heading “Principal Investment Strategies,” but can be found under the heading “How the Sub-Advisers Select Investments.”

Comment No. 11

Under the heading “Principal Investment Risks” consider whether Investment Style Risk is necessary given the existing risk disclosures relating to growth stocks and small- and micro-capitalization stocks.

Response

Comment complied with by removing the Investment Style Risk under the heading “Principal Investment Risks.”

Comment No. 12

Under the heading “Principal Investment Risks” please revise the “Small and Micro-Cap Company Securities Risk” to disclose that small and micro-cap securities have lower trading volume and are less liquid than larger, more established companies.

Response

Comment complied with by adding the following sentence to the “Small and Micro-Cap Company Securities Risk” under the “Principal Investment Risks” heading: “Small and micro-cap securities have lower trading volume and are less liquid than larger, more established companies.”

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Comment No. 13

Please consider whether the first sentence under the heading “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” should be moved to the section under the heading of “Purchase and Sale of Fund Shares.”

Response

Comment complied with by moving the first sentence under the heading “Payments to Insurers, Broker-Dealers and Other Financial Intermediaries” to the section under the heading of “Purchase and Sale of Fund Shares.”

Comment No. 14

Under the heading “Tax Information,” consider adding disclosure indicating that more information regarding the federal taxation of owners of variable contracts or Permitted Account participants may be found in the variable contract prospectus or Permitted Account plan documents, if accurate.

Response

Comment complied with by adding the following statement under the “Tax Information” heading: “More information regarding federal taxation of Permitted Account owners may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.”

Comment No. 15

In the first sentence under the heading “More Information About the Fund’s Investments” replace “investment objective” with “investment objective and policies.”

Response

Comment complied with by replacing “investment objective” with “investment objective and policies” in the first sentence under the heading “More Information About the Fund’s Investments.”

Comment No. 16

Under the header “Equity Securities” in the “More Information About the Fund” section, please conform the text with the 80% policy under the “Principal Investment Strategies” heading.

Response

Comment complied with by conforming the text under the header “Equity Securities” in the “More Information About the Fund” section to the following (same as the 80% policy under the “Principal Investment Strategies” heading): “The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies, which we define as companies with market capitalizations within or below the range of the Russell 2000® Index at the time of purchase. Therefore, the return on your investment will be based primarily on the risks and rewards of equity securities.”

Comment No. 17

Under the heading “Temporary Investment Strategies,” disclose that when the Fund takes a temporary defensive position, it may be inconsistent with the Fund’s principal investment strategies. See Instruction 6 to Form N-1A, Item 9(b).

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Response

Comment complied with by updating the following disclosure, under the heading “Temporary Investment Strategies,” to the following: “The Fund may hold cash or cash equivalents and may invest up to 100% of its assets in money market instruments, as deemed appropriate by GWCM or the Sub-Advisers, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Fund take this action, it may be inconsistent with the Fund’s principal investment strategies and the Fund may not achieve its investment objective.”

Comment No. 18

Under the heading “How the Sub-Advisers Select Investments,” the disclosure relating to Peregrine and Lord Abbett meeting with management may imply that the sub-advisers have certain types of interactions with management of prospective portfolio companies, personal interviews for example. Explain the general substance of the dialogue between the sub-advisers and issuer management, including whether any non-public information is or has been disclosed to the sub-advisers.

Please also consider whether such disclosure is appropriate as it may suggest to investors that the Fund may be privy to non-public information.

Response

Comment complied with by adding the following language under the heading “How the Sub-Advisers Select Investments” for the disclosure relating to Peregrine and Lord Abbett meeting with management.

Peregrine: “This research includes meeting with management of several hundred companies each year to discuss public information relevant to selecting securities for the Fund and conducting independent external research.”

Lord Abbett: “Lord Abbett evaluates companies based on an analysis of their financial statements, products and operations, market sectors, and management.”

Comment No. 19

Under the heading “Management and Organization,” please consider re-naming the section entitled “Sub-Advisers” to “Multi-Manager Structure” as stated in the related risk to more accurately reflect the substance and content of that section’s disclosure.

Response

Please note that the “Sub-Advisers” section under the heading “Management and Organization,” first describes the manager-of-the-managers structure (not the multiple sub-adviser structure), and then describes each sub-adviser. Therefore, changing the header to “Multi-Manager Structure” would not accurately track to the “Multi-Manager Risk.” Accordingly, no change has been made in response to the comment.

Comment No. 20

Under the heading “Management and Organization,” please consider adding a caption entitled “Sub-Advisers” above the paragraph that precedes the descriptions of the three sub-advisers.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Response

Please note that caption “Sub-Advisers” encompasses the descriptions of each sub-adviser under the heading “Management and Organization.” Accordingly, no change has been made in response to the comment.

Comment No. 21

Explain how GWCM pays sub-advisory fees from its own advisory fees.

Response

Comment complied with by adding the following language to the “Sub-Advisers” section under the “Management and Organization” heading: “GWCM, in turn, pays sub-advisory fees to the Sub-Advisers for their services out of GWCM’s advisory fee described above.”

Comment No. 22

Under the heading “Shareholder Information,” please consider including disclosure about voting shares of the Fund held through variable accounts. For example, please explain why contract owners are not actual owners of Fund shares and how that relates to voting procedures explained in a variable account prospectus or contracts, e.g. mirror voting.

Response

Comment complied with by adding, under the heading “Shareholder Information,” the following section:

“Voting Procedures for variable contract owners

Shares attributable to the Fund held in variable contracts will be voted by the insurance company separate account based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in the Fund (held through a variable contract) to the total number of votes attributable to the Fund. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which the Fund does not receive instructions and shares owned by GWCM, which provided initial capital to the Fund, will be voted in the same proportion as shares for which the Fund has received instructions. As a result of such proportionate voting, a small number of variable contracts owners may determine the outcome of the shareholder vote(s).”

Comment No. 23

Under the heading “Investing in the Fund,” please consider revising the third sentence to indicate that Fund investors should refer to the variable account prospectus or other plan documents for Permitted Accounts for information on how to purchase or redeem shares of the Fund offered as an investment option for such accounts.

Response

Comment complied with by revising the third sentence under the heading “Investing in the Fund,” to the following: “For information concerning your rights and for information on how to purchase or redeem shares of the Fund offered as an investment option under a Permitted Account, please refer to the applicable prospectus and/or disclosure documents for that Permitted Account.”

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Comment No. 24

Under the heading “Pricing Shares,” the second to last sentence in the first paragraph refers to “good order.” Please consider revising the disclosure to be more specific and include information and documentation that is required.

Response

Please note that the Fund is sold through financial intermediaries and “good order” is determined by the Fund’s financial intermediaries. Therefore, the elements of “good order” may vary by financial intermediary. Accordingly, no change has been made in response to the comment.

Comment No. 25

Under the heading “Frequent Purchases and Redemptions of Fund Shares,” the fifth paragraph refers to “financial intermediaries.” If accurate, please disclose that such financial intermediaries include insurance companies and make conforming changes to the registration statement as appropriate.

Response

Comment complied with by disclosing that financial intermediaries include insurance companies throughout the Fund’s registration statement.

Comment No. 26

Under the heading, “Federal Income Tax Consequences,” consider including disclosure that the Fund intends to qualify under the Code with respect to diversification requirements related to variable contracts, if accurate.

Response

Comment complied with by adding under the heading, “Federal Income Tax Consequences,” the following disclosure: “The Fund intends to qualify under the Code with respect to diversification requirements related to variable contracts.”

Comment No. 27

Under the heading, “Cash and Non-Cash Incentive Arrangements,” please clarify if the arrangement applies to affiliated or unaffiliated insurance companies and Permitted Accounts, including whether or why compensation amounts may differ.

Response

The arrangements apply to affiliated insurance companies and are applied uniformly. Comment complied with by updating the following disclosure under the “Cash and Non-Cash Incentive Arrangements” heading: “GWL&A, the Distributor, and/or their affiliates (for purposes of this section only, “GWL&A affiliates”), out of their own resources and without additional cost to the Fund, may contribute to various cash and non-cash incentive arrangements to promote the sale of Fund shares. These arrangements will be made available, and applied uniformly, to registered representatives associated with the Distributor.

Comment No. 28

In the SAI and in relation to senior securities, please provide adjacent narrative disclosure explaining the 1940 Act requirements with respect to senior securities.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Response

Comment complied with by including the following narrative disclosure in the SAI under the “Senior Securities” heading: “The 1940 Act prohibits a fund from issuing any senior securities, except for certain borrowings. The SEC staff has broadly interpreted senior security to include any type of transaction with the potential for leverage, including certain futures, options and other derivatives transactions, short sales, the purchase of securities on a when-issued or delayed-delivery basis or similar transactions with leverage potential. The SEC staff has indicated that transactions with the potential for leverage will not be treated as prohibited senior security issuances if the fund follows certain procedures to prevent losses from the potential leveraged aspect of these transactions. These procedures generally require the fund to segregate cash or liquid securities equal in value to the fund’s potential exposure from the transaction or to cover the transaction through ownership of the instrument underlying the transaction.”

Comment No. 29

In the SAI under the heading “Portfolio Holdings Disclosure,” please clarify in subsection (iii) of the first paragraph whether affiliated and unaffiliated service providers and distributors have agreed in writing to keep portfolio holdings confidential and to the prohibitions on trading of portfolio holdings. See Form N-1A, Item 16(f)(1)(ii).

Response

Comment complied with by updating subsection (iii) of the first paragraph under the heading “Portfolio Holdings Disclosure” in the SAI to the following: “(iii) Fund holdings may be periodically provided to Great-West Funds’ affiliated and unaffiliated service providers in connection with the provision of services to or on behalf of Great-West Funds; such information is generally provided pursuant to written agreements which purpose is to maintain the confidentiality of such information and to prohibit trading on such information. In some circumstances recipients of such information must comply with the Fund’s compliance policies and/or Code of Ethics which governs the treatment and use of such information.”

Comment No. 30

In the SAI under the heading “Portfolio Holdings Disclosure,” please clarify in the fourth paragraph if the confidentiality agreement includes prohibitions on trading portfolio holdings.

Response

Comment complied with by updating the fourth paragraph under the heading “Portfolio Holdings Disclosure” in the SAI to the following: “A Fund may disclose its portfolio holdings to mutual fund databases and rating services such as Lipper and Morningstar, at such time as they request, for the purpose of obtaining ratings for the Fund and enabling such services to provide such portfolio holdings information to the public as they typically provide for rated funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement limiting the use of such information to the approved purposes and is not deemed disclosure of portfolio holdings otherwise generally made available to the public. Under such agreements these mutual fund databases and rating services agree not to use information provided by the Fund regarding the Fund’s portfolio holdings for trading purposes.”

Comment No. 31

In the SAI under the heading “Portfolio Holdings Disclosure,” please clarify in the sixth paragraph if the confidentiality agreement includes prohibitions on trading portfolio holdings.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Response

Comment complied with by updating the sixth paragraph under the heading “Portfolio Holdings Disclosure” in the SAI to the following: “Great-West Funds may also disclose portfolio holdings information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by Great-West Funds. Furthermore, as authorized by the President or CCO of Great-West Funds in writing and upon his or her determination that such disclosure would be in the interests of the relevant Great-West Funds and its shareholders, a Fund may disclose portfolio holdings information. These agreements state that the recipients may not use information provided by the Fund regarding the Fund’s portfolio holdings for trading purposes.”

Comment No. 32

In the SAI under the heading “Standing Committees,” please state whether the Independent Directors Committee will consider shareholder nominees and, if so, describe process to be followed by shareholders in submitting recommendations to the Committee. See Form N-1A, Item 17(b)(2)(iv).

Response

Comment complied with by adding the following paragraph under the “Standing Committees” header in the SAI: “The Independent Directors Committee does not have a formal process for considering nominees whose names are submitted to it by shareholders because, in its view, a shareholder that desires to nominate a person for election to the Board may do so directly by following the requirements set forth in Rule 14a-8 under the Securities Exchange Act of 1934. Nevertheless, the Independent Directors Committee will consider candidates recommended by shareholders. Shareholders who wish to have their recommendations considered by the Board shall direct the recommendation in writing to the Secretary of Great-West Funds at 8525 East Orchard Road, 2T3, Greenwood Village, Colorado 80111. The factors used by the Independent Directors Committee for evaluating and identifying candidates for the Board, which are the same for any candidate regardless of whether the candidate was recommended by a shareholder or by the Committee, include but are not limited to: whether the Board collectively represents a broad cross section of backgrounds, functional disciplines, and experience; whether a candidate’s stature is commensurate with the responsibility of representing shareholders; whether a candidate represents the best choice available; and whether the candidate has the ability to assume the responsibilities incumbent on a Director. The Committee does not evaluate proposed nominees differently based upon who made the proposal.”

Comment No. 33

In the SAI under the heading “Ownership,” please describe whether Independent Directors or their immediate family members own beneficially or of record in any class of securities in any affiliated person of the adviser or distributor of the Fund, for example Power Corporation of Canada, a public company traded on the Toronto Stock Exchange. See Form N-1A, Item 17(b)(5).

Response

Comment compiled with by adding the following sentence under the “Ownership” heading in the SAI:

“As of December 31, 2014, none of the Independent Directors had beneficial ownership in any investment adviser, principal underwriter or sponsoring insurance company of the Funds or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any investment adviser, principal underwriter or sponsoring insurance company of the Funds.”

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129

Comment No. 34

Please update the text in third bullet point under the “Tandy Representations” in the correspondence to state that “Great-West Funds may not assert Staff comments as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States.”

Response

Comment complied with by updating the third bullet point under the “Tandy Representations” to state the following: “Great-West Funds may not assert Staff comments as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States.”

II. “TANDY” REPRESENTATIONS

Great-West Funds hereby acknowledges as follows:

•	Great-West Funds is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Comments by the Staff or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	Great-West Funds may not assert Staff comments as a defense to any action initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any question or comment regarding Amendment No. 139 to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Enclosures

cc:	Keith Gregory, Division of Investment Management Disclosure Review Office

Renee Hardt, Esq., Vedder Price P.C.

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129